Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income (Loss)
Rent expenses incurred to related party	$ 847	$ 823	$ 805
Research and development expenses, government research grants	0	125	686
Interest and financing expenses, government grants	65	1,458	596
Tax effect of other comprehensive income (loss)	$ 0	$ 0	$ 0